Supplement Dated December 16, 2019
To The Prospectus Dated April 29, 2019

JNL Series Trust (The “Trust”)

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Effective April 27, 2020, the following fund names will be changed as indicated:

Current Fund Name	New Fund Name
JNL/Oppenheimer Global Growth Fund	JNL/Invesco Global Growth Fund
JNL/S&P Competitive Advantage Fund	JNL/Goldman Sachs Competitive Advantage Fund
JNL/S&P Dividend Income & Growth Fund	JNL/Goldman Sachs Dividend Income & Growth Fund
JNL/S&P Intrinsic Value Fund	JNL/Goldman Sachs Intrinsic Value Fund
JNL/S&P Total Yield Fund	JNL/Goldman Sachs Total Yield Fund
JNL/S&P International 5 Fund	JNL/Goldman Sachs International 5 Fund
JNL/S&P 4 Fund	JNL/Goldman Sachs 4 Fund
JNL/S&P Managed Conservative Fund	JNL/Goldman Sachs Managed Conservative Fund
JNL/S&P Managed Moderate Fund	JNL/Goldman Sachs Managed Moderate Fund
JNL/S&P Managed Moderate Growth Fund	JNL/Goldman Sachs Managed Moderate Growth Fund
JNL/S&P Managed Growth Fund	JNL/Goldman Sachs Managed Growth Fund
JNL/S&P Managed Aggressive Growth Fund	JNL/Goldman Sachs Managed Aggressive Growth Fund

Proposed Reorganization of JNL Institutional Alt 25 Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL Institutional Alt 25 Fund (the “Alt 25 Fund”) into the JNL Moderate Growth Allocation Fund (the “Moderate Growth Fund”), each a series of the Trust (the “Reorganization”).

Because applicable legal requirements do not require shareholder approval of the Reorganization and because the Board has determined that the Reorganization is in the best interests of the Alt 25 Fund and its shareholders, the Alt 25 Fund shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will be effective as of the close of business on or about April 24, 2020 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Alt 25 Fund’s assets and liabilities will be transferred to the Moderate Growth Fund in return for shares of the Moderate Growth Fund having an aggregate net asset value equal to the Alt 25 Fund’s net assets as of the valuation date. These Moderate Growth Fund shares will be distributed pro rata to shareholders of the Alt 25 Fund in exchange for their fund shares. Current Alt 25 Fund shareholders will thus become shareholders of the Moderate Growth Fund and receive shares of the Moderate Growth Fund with a total net asset value equal to that of their shares of the Alt 25 Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Alt 25 Fund.

The investment objective of the Alt 25 Fund and the Moderate Growth Fund are similar. The Funds also employ similar principal investment strategies in seeking to achieve those objectives. The Funds also have the same risk profiles. A full description of the Moderate Growth Fund and the terms of the proposed Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Alt 25 Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Moderate Growth Fund, nor is it a solicitation of any proxy. For more information regarding the Moderate Growth Fund or to receive a free copy of an information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL Institutional Alt 50 Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL Institutional Alt 50 Fund (the “Alt 50 Fund”), a series of the Trust, into the JNL Moderate Allocation Fund (the “Moderate Fund”), a series of Jackson Variable Series Trust (the “Reorganization”).  After the Reorganization, the Moderate Fund will be redomiciled into the Trust and become a series of the Trust.

Because applicable legal requirements do not require shareholder approval of the Reorganization and because the Board has determined that the Reorganization is in the best interests of the Alt 50 Fund and its shareholders, the Alt 50 Fund shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will be effective as of the close of business on or about April 24, 2020 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Alt 50 Fund’s assets and liabilities will be transferred to the Moderate Fund in return for shares of the Moderate Fund having an aggregate net asset value equal to the Alt 50 Fund’s net assets as of the valuation date. These Moderate Fund shares will be distributed pro rata to shareholders of the Alt 50 Fund in exchange for their fund shares. Current Alt 50 Fund shareholders will thus become shareholders of the Moderate Fund and receive shares of the Moderate Fund with a total net asset value equal to that of their shares of the Alt 50 Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Alt 50 Fund.

The Alt 50 Fund and the Moderate Fund have similar investment objectives and employ similar investment strategies in seeking to achieve those objectives.  The Funds also have the same risk profiles. A full description of the Moderate Fund and the terms of the Reorganization will be contained in an information statement/prospectus, which is expected to be mailed to shareholders of the Alt 50 Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Moderate Fund, nor is it a solicitation of any proxy. For more information regarding the Moderate Fund or to receive a free copy of the information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/FPA + DoubleLine® Flexible Allocation Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/FPA + DoubleLine® Flexible Allocation Fund (the “FPA + DoubleLine® Fund”) into the JNL/JPMorgan Global Allocation Fund (the “JPMorgan Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the FPA + DoubleLine® Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the FPA + DoubleLine® Fund’s assets and liabilities will be transferred to the JPMorgan Fund in return for shares of the JPMorgan Fund having an aggregate net asset value equal to the FPA + DoubleLine® Fund’s net assets as of the valuation date. These JPMorgan Fund shares will be distributed pro rata to shareholders of the FPA + DoubleLine® Fund in exchange for their fund shares. Current FPA + DoubleLine® Fund shareholders will thus become shareholders of the JPMorgan Fund and receive shares of the JPMorgan Fund with a total net asset value equal to that of their shares of the FPA + DoubleLine® Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the FPA + DoubleLine® Fund.

The FPA + DoubleLine® Fund and the JPMorgan Fund have similar investment objectives but they employ different investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the JPMorgan Fund and the terms of the proposed Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the FPA + DoubleLine® Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the JPMorgan Fund, nor is it a solicitation of any proxy.  For more information regarding the JPMorgan Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Franklin Templeton Global Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Franklin Templeton Global Fund (the “Franklin Fund”) into the JNL/Loomis Sayles Global Growth Fund (the “Loomis Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Franklin Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the Franklin Fund’s assets and liabilities will be transferred to the Loomis Fund in return for shares of the Loomis Fund having an aggregate net asset value equal to the Franklin Fund’s net assets as of the valuation date. These Loomis Fund shares will be distributed pro rata to shareholders of the Franklin Fund in exchange for their fund shares. Current Franklin Fund shareholders will thus become shareholders of the Loomis Fund and receive shares of the Loomis Fund with a total net asset value equal to that of their shares of the Franklin Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Franklin Fund.

The Franklin Fund and the Loomis Fund have substantially similar investment objectives and employ similar investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the Loomis Fund and the terms of the Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Franklin Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Loomis Fund, nor is it a solicitation of any proxy.  For more information regarding the Loomis Fund or to receive a free copy of the proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Goldman Sachs Emerging Markets Debt Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Goldman Sachs Emerging Markets Debt Fund (the “Goldman Fund”) into the JNL/DoubleLine® Emerging Markets Fixed Income Fund (the “DoubleLine® Fund”), each a series of the Trust (the “Reorganization”).

Because applicable legal requirements do not require shareholder approval of the Reorganization and because the Board has determined that the Reorganization is in the best interests of the Goldman Fund and its shareholders, the Goldman Fund shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will be effective as of the close of business on or about April 24, 2020 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Goldman Fund’s assets and liabilities will be transferred to the DoubleLine® Fund in return for shares of the DoubleLine® Fund having an aggregate net asset value equal to the Goldman Fund’s net assets as of the valuation date. These DoubleLine® Fund shares will be distributed pro rata to shareholders of the Goldman Fund in exchange for their fund shares. Current Goldman Fund shareholders will thus become shareholders of the DoubleLine® Fund and receive shares of the DoubleLine® Fund with a total net asset value equal to that of their shares of the Goldman Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Goldman Fund.

The Goldman Fund and the DoubleLine® Fund have substantially similar investment objectives and employ similar investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the DoubleLine® Fund and the terms of the Reorganization will be contained in an information statement/prospectus, which is expected to be mailed to shareholders of the Goldman Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the DoubleLine® Fund, nor is it a solicitation of any proxy.  For more information regarding the DoubleLine® Fund or to receive a free copy of the information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Invesco China-India Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Invesco China-India Fund (the “Invesco Fund”) into the JNL/Lazard Emerging Markets Fund (the “Lazard Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Invesco Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the Invesco Fund’s assets and liabilities would be transferred to the Lazard Fund in return for shares of the Lazard Fund having an aggregate net asset value equal to the Invesco Fund’s net assets as of the valuation date. These Lazard Fund shares would be distributed pro rata to shareholders of the Invesco Fund in exchange for their fund shares. Invesco Fund shareholders on the Closing Date would thus become shareholders of the Lazard Fund and receive shares of the Lazard Fund with a total net asset value equal to that of their shares of the Invesco Fund on the Closing Date.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Invesco Fund.

The Invesco Fund and the Lazard Fund have similar investment objectives, but employ different investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their profiles. A full description of the Lazard Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Invesco Fund on or about February 18, 2020.

At its meeting on December 3-5, 2019, the Board also approved the proposed reorganization of the JNL/Oppenheimer Emerging Markets Innovator Fund into the Lazard Fund.  The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Lazard Fund, nor is it a solicitation of any proxy. For more information regarding the Lazard Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com.  The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Mellon S&P 1500 Growth Index Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Mellon S&P 1500 Growth Index Fund (the “S&P Growth Fund”), a series of the Trust, into the JNL/Mellon Nasdaq® 100 Index Fund (the “Nasdaq Fund”), a series of JNL Variable Fund LLC (the “Reorganization”).  After the Reorganization, the Nasdaq Fund will be redomiciled into the Trust and become a series of the Trust.

The Reorganization is subject to approval by the shareholders of the S&P Growth Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the S&P Growth Fund’s assets and liabilities will be transferred to the Nasdaq Fund in return for shares of the Nasdaq Fund having an aggregate net asset value equal to the S&P Growth Fund’s net assets as of the valuation date. These Nasdaq Fund shares will be distributed pro rata to shareholders of the S&P Growth Fund in exchange for their fund shares. Current S&P Growth Fund shareholders will thus become shareholders of the Nasdaq Fund and receive shares of the Nasdaq Fund with a total net asset value equal to that of their shares of the S&P Growth Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the S&P Growth Fund.

The investment objective and investment strategies of the S&P Growth Fund and the Nasdaq Fund are different.  The Funds have some overlap in their risk profiles. A full description of the Nasdaq Fund and the terms of the Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the S&P Growth Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Nasdaq Fund, nor is it a solicitation of any proxy. For more information regarding the Nasdaq Fund or to receive a free copy of the proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Mellon S&P 1500 Value Index Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Mellon S&P 1500 Value Index Fund (the “S&P Value Fund”), a series of the Trust, into the JNL/Mellon DowSM Index Fund (the “Dow Fund”), a series of JNL Variable Fund LLC (the “Reorganization”).  After the Reorganization, the Dow Fund will be redomiciled into the Trust and become a series of the Trust.

The Reorganization is subject to approval by the shareholders of the S&P Value Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the S&P Value Fund’s assets and liabilities will be transferred to the Dow Fund in return for shares of the Dow Fund having an aggregate net asset value equal to the S&P Value Fund’s net assets as of the valuation date. These Dow Fund shares will be distributed pro rata to shareholders of the S&P Value Fund in exchange for their fund shares. Current S&P Value Fund shareholders will thus become shareholders of the Dow Fund and receive shares of the Dow Fund with a total net asset value equal to that of their shares of the S&P Value Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the S&P Value Fund.

The investment objective and investment strategies of the S&P Value Fund and the Dow Fund are different.  The Funds have some overlap in their risk profiles. A full description of the Dow Fund and the terms of the Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the S&P Value Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Dow Fund, nor is it a solicitation of any proxy.  For more information regarding the Dow Fund or to receive a free copy of the proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Oppenheimer Emerging Markets Innovator Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Oppenheimer Emerging Markets Innovator Fund (the “Oppenheimer Fund”) into the JNL/Lazard Emerging Markets Fund (the “Lazard Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Oppenheimer Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the Oppenheimer Fund’s assets and liabilities would be transferred to the Lazard Fund in return for shares of the Lazard Fund having an aggregate net asset value equal to the Oppenheimer Fund’s net assets as of the valuation date. These Lazard Fund shares would be distributed pro rata to shareholders of the Oppenheimer Fund in exchange for their fund shares. Oppenheimer Fund shareholders on the Closing Date would thus become shareholders of the Lazard Fund and receive shares of the Lazard Fund with a total net asset value equal to that of their shares of the Oppenheimer Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Oppenheimer Fund.

The Oppenheimer Fund and the Lazard Fund have similar investment objectives and employ similar investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the Lazard Fund and the terms of the Reorganization will be contained in a combined proxy statement/prospectus, which is expected to be mailed to shareholders of the Oppenheimer Fund on or about February 18, 2020.

At its meeting on December 3-5, 2019, the Board also approved the proposed reorganization of the JNL/Invesco China-India Fund into the Lazard Fund.  The consummation of any one reorganization is not contingent on the consummation of any other reorganization.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Lazard Fund, nor is it a solicitation of any proxy. For more information regarding the Lazard Fund or to receive a free copy of the combined proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at prospectusrequest@jackson.com.  The combined proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the combined proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/PPM America Mid Cap Value Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/PPM America Mid Cap Value Fund (the “PPM Fund”) into the JNL/MFS Mid Cap Value Fund (the “MFS Fund”), each a series of the Trust (the “Reorganization”).

Because applicable legal requirements do not require shareholder approval of the Reorganization and because the Board has determined that the Reorganization is in the best interests of the PPM Fund and its shareholders, the PPM Fund shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will be effective as of the close of business on or about April 24, 2020 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the PPM Fund’s assets and liabilities will be transferred to the MFS Fund in return for shares of the MFS Fund having an aggregate net asset value equal to the PPM Fund’s net assets as of the valuation date. These MFS Fund shares will be distributed pro rata to shareholders of the PPM Fund in exchange for their fund shares. Current PPM Fund shareholders will thus become shareholders of the MFS Fund and receive shares of the MFS Fund with a total net asset value equal to that of their shares of the PPM Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the PPM Fund.

The investment objective of the PPM Fund and the MFS Fund are similar. The Funds also employ similar principal investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the MFS Fund and the terms of the proposed Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the PPM Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MFS Fund, nor is it a solicitation of any proxy. For more information regarding the MFS Fund or to receive a free copy of an information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/PPM America Value Equity Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/PPM America Value Equity Fund (the “PPM Fund”) into the JNL/Franklin Templeton Mutual Shares Fund (the “Franklin Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the PPM Fund at a shareholders’ meeting expected to be held on March 27, 2020.  If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2020 (the “Closing Date”).  No assurance can be given that the Reorganization will be approved.

Under the terms of the proposed Plan of Reorganization, the PPM Fund’s assets and liabilities will be transferred to the Franklin Fund in return for shares of the Franklin Fund having an aggregate net asset value equal to the PPM Fund’s net assets as of the valuation date. These Franklin Fund shares will be distributed pro rata to shareholders of the PPM Fund in exchange for their fund shares. Current Franklin Fund shareholders will thus become shareholders of the Franklin Fund and receive shares of the Franklin Fund with a total net asset value equal to that of their shares of the PPM Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the PPM Fund.

The PPM Fund and the Franklin Fund have similar investment objectives but employ different investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the Franklin Fund and the terms of the Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the PPM Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Franklin Fund, nor is it a solicitation of any proxy.  For more information regarding the Franklin Fund or to receive a free copy of the proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/S&P Mid 3 Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/S&P Mid 3 Fund (the “Mid 3 Fund”) into the JNL/Mellon S&P 400 MidCap Index Fund (the “MidCap Index Fund”), each a series of the Trust (the “Reorganization”).

Because applicable legal requirements do not require shareholder approval of the Reorganization and because the Board has determined that the Reorganization is in the best interests of the Mid 3 Fund and its shareholders, the Mid 3 Fund shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will be effective as of the close of business on or about April 24, 2020 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Mid 3 Fund’s assets and liabilities will be transferred to the MidCap Index Fund in return for shares of the MidCap Index Fund having an aggregate net asset value equal to the Mid 3 Fund’s net assets as of the valuation date. These MidCap Index Fund shares will be distributed pro rata to shareholders of the Mid 3 Fund in exchange for their fund shares. Current Mid 3 Fund shareholders will thus become shareholders of the MidCap Index Fund and receive shares of the MidCap Index Fund with a total net asset value equal to that of their shares of the Mid 3 Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Mid 3 Fund.

The investment objective of the Mid 3 Fund and the MidCap Index Fund are similar.  The Funds also employ similar investment strategies in seeking to achieve those objectives.  The Funds also have some overlap in their risk profiles. A full description of the MidCap Index Fund and the terms of the Reorganization will be contained in an information statement/prospectus, which is expected to be mailed to shareholders of the Mid 3 Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MidCap Index Fund, nor is it a solicitation of any proxy. For more information regarding the MidCap Index Fund or to receive a free copy of the information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses, and risk considerations, please contact us at contact us at prospectusrequest@jackson.com.  The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Scout Unconstrained Bond Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Scout Unconstrained Bond Fund (the “Scout Fund”) into the PIMCO Income Fund (the “PIMCO Fund”), each a series of the Trust (the “Reorganization”).

Because applicable legal requirements do not require shareholder approval of the Reorganization and because the Board has determined that the Reorganization is in the best interests of the Scout Fund and its shareholders, the Scout Fund shareholders are not being asked to vote on the Reorganization.  It is expected that the Reorganization will be effective as of the close of business on or about April 24, 2020 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Scout Fund’s assets and liabilities will be transferred to the Scout Fund in return for shares of the PIMCO Fund having an aggregate net asset value equal to the Scout Fund’s net assets as of the valuation date. These PIMCO Fund shares will be distributed pro rata to shareholders of the Scout Fund in exchange for their fund shares. Current Scout Fund shareholders will thus become shareholders of the PIMCO Fund and receive shares of the PIMCO Fund with a total net asset value equal to that of their shares of the Scout Fund at the time of Reorganization.  Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Scout Fund.

The investment objective of the Scout Fund and the PIMCO Fund are similar. The Funds also employ similar principal investment strategies in seeking to achieve those objectives. The Funds also have some overlap in their risk profiles. A full description of the PIMCO Fund and the terms of the proposed Reorganization will be contained in a combined information statement/prospectus, which is expected to be mailed to shareholders of the Scout Fund on or about February 18, 2020.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the PIMCO Fund, nor is it a solicitation of any proxy. For more information regarding the PIMCO Fund or to receive a free copy of an information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com.  The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov).  Please read the information statement/prospectus carefully before making any investment decisions.

Investment Strategy, Sub-Adviser, Primary Benchmark, Name, and Fundamental Policy Change for the JNL/Lazard Emerging Markets Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved a change in investment strategy for the JNL/Lazard Emerging Markets Fund (the “Fund”), as well as corresponding changes to the Fund’s sub-adviser, name, primary benchmark, and a change to the Fund’s fundamental policy regarding industry concentration (the “Strategy/Policy Changes”). In connection with the Strategy/Policy Changes, the Board approved amendments to the investment sub-advisory agreements with the following sub-advisers, which appointed them as sub-advisers to the Funds and revised the Fund’s sub-advisory fee structure (collectively, the “Sub-Advisory Agreement Amendments”):  1) Kayne Anderson Rudnick Investment Management, LLC (“KAR”); 2) T. Rowe Price Associates, Inc. (“T. Rowe”); 3) WCM Investment Management, LLC (“WCM”); and 4) Wellington Management Company LLP (“Wellington”). In addition to the appointment of T. Rowe to manage a sleeve of the Fund (the “T. Rowe Sleeve”), the Board also approved the appointment of T. Rowe Price Hong Kong Limited (“T. Rowe HK”) as a sub-sub-adviser to the T. Rowe Sleeve. Shareholders will be sent a proxy statement containing additional information on the Strategy/Policy Changes and Sub-Advisory Agreement Amendments.

The Strategy/Policy Changes that are being proposed will convert the Fund from a single sub-adviser structure to a multi-manager structure with four managers each managing a separate sleeve of the Fund.  As a result of the structural change, the Fund’s sub-advisory fees will change.  There are no changes to the Fund’s advisory or administrative fees. JNAM will continue to serve as its investment adviser and administrator, but KAR, T. Rowe, WCM, and Wellington will serve as the Fund’s new sub-advisers, each providing the day-to-day management for a portion of the Fund’s assets. Additionally, T. Rowe HK will be a sub-sub-adviser to the T. Rowe sleeve of the Acquiring Fund in the multi-manager structure. The name of the Fund will change to the JNL Multi-Manager Emerging Markets Equity Fund.

A full description of the Strategy/Policy Changes and Sub-Advisory Agreement Amendments will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about February 18, 2020.   Shareholders will be asked to consider and vote on the Strategy/Policy Changes and Sub-Advisory Agreement Amendments at a special meeting of shareholders expected to be held on March 27, 2020.  If approved by shareholders, the Strategy/Policy Changes and Sub-Advisory Agreement Amendments will become effective on or around April 27, 2020. No assurance can be given that the Strategy/Policy Changes and Sub-Advisory Agreement Amendments will be approved.

Sub-Adviser Change and Name Change for the JNL/Crescent High Income Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved a change in sub-adviser for the JNL/Crescent High Income Fund (the “Fund”) and a change in the Fund’s name.   Shareholders will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund.  Effective April 27, 2020, the Fund will be sub-advised by T. Rowe Price Associates, Inc. and the name of the Fund will change to the JNL/T. Rowe Price U.S. High Yield Fund.  The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser Change and Name Change for the JNL/Franklin Templeton Mutual Shares Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved a sub-adviser change for the JNL/Franklin Templeton Mutual Shares Fund (the “Fund”) and a change in the Fund’s name.  Shareholders will be sent an information statement containing additional information regarding the change of sub-adviser for the Fund.  The name of the Fund will change to the JNL/JPMorgan Growth & Income Fund.  The changes in sub-adviser and Fund name are not subject to shareholder approval.

Sub-Adviser Addition for the JNL Multi-Manager Mid Cap Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved the appointment of Nuance Investments, LLC (“Nuance”) as a sub-adviser for a new strategy, or sleeve, within the JNL Multi-Manager Mid Cap Fund (the “Fund”).  Effective April 27, 2020, Nuance will provide day-to-day management for a new strategy within the Fund (the “Nuance Strategy”).  There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of Nuance as a sub-adviser to the Fund. Shareholders will be sent an information statement containing additional information regarding the sub-adviser addition for the Nuance Strategy within the Fund. The sub-adviser addition is not subject to shareholder approval.

Investment Strategy and Name Change for the JNL/American Funds Global Bond Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved a change in investment strategy for the JNL/American Funds Global Bond Fund (the “Fund”) and a change in the Fund’s name. The name of the Fund will change to JNL/American Funds Capital World Bond Fund. The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about April 27, 2020.

Investment Strategy and Name Change for the JNL/T. Rowe Price Managed Volatility Balanced Fund

On December 3-5, 2019, the Board of Trustees (the “Board”) of the Trust approved a change in investment strategy for the JNL/T. Rowe Price Managed Volatility Balanced Fund (the “Fund”) and a change in the Fund’s name. The name of the Fund will change to JNL/T. Rowe Price Balanced Fund. The changes in investment strategy and Fund name are not subject to shareholder approval and are expected to take place on or about April 27, 2020.

This Supplement is dated December 16, 2019.